SHARE OPTIONS AND WARRANTS - Narratives (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE OPTIONS AND WARRANTS
Weighted average remaining contractual life of options and warrants	93 months	102 months
Estimated percentage of exercisable shares on enlarged share capital	61.00%	2.00%